Filed pursuant to Rule 497(k)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN GLOBAL VALUE FUND

ARTISAN INTERNATIONAL VALUE FUND

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED 10 SEPTEMBER 2018

TO EACH FUND’S SUMMARY PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Effective 1 October 2018, the summary prospectus is updated as follows:

1.	The following table replaces the table under the subheading “Portfolio Management” on page 4 of Artisan Global Value Fund’s summary prospectus in its entirety:

Portfolio Manager	Title	Length of Service

Daniel J. O’Keefe	Managing Director and Lead Portfolio Manager, Artisan Partners	Since December 2007 (inception)

Justin V. Bandy	Co-Portfolio Manager, Artisan Partners	Since October 2018

Michael J. McKinnon	Co-Portfolio Manager, Artisan Partners	Since October 2018

2.	The following table replaces the table under the subheading “Portfolio Management” on page 5 of Artisan International Value Fund’s summary prospectus in its entirety:

Portfolio Manager	Title	Length of Service

N. David Samra	Managing Director and Lead Portfolio Manager, Artisan Partners	Since September 2002 (inception)

Ian P. McGonigle	Co-Portfolio Manager, Artisan Partners	Since October 2018

Joseph Vari	Co-Portfolio Manager, Artisan Partners	Since October 2018

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE